Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
11. Related Party Transactions
As of June 30, 2023, the Company had a $3.2 million receivable from Sorrento, which was fully reserved. The Company evaluates the collectability of this receivable on a quarterly basis.
As of June 30, 2023, the Company had $1.0 million in payables to Sorrento.

12. Related Party Transactions
As of December 31, 2020, approximately 14.7% of the outstanding capital stock of the Company was held by Itochu. On January 13, 2021, 34,889,868 shares of Legacy Scilex representing all outstanding capital stock of Legacy Scilex held by Itochu were acquired by non-related
minority shareholders. Thus, Itochu is not a shareholder subsequent to January 13, 2021. During the years ended December 31, 2022, 2021, and 2020 the Company purchased approximately $6.7 million, $5.7 million, and $1.0 million respectively, of inventory from Itochu, a previous minority shareholder of the Company and a Developer in the aforementioned Product Development Agreement. These costs are recorded within cost of revenues and selling, general and administrative expenses in the Company’s statement of operations.
Semnur is party to an Assignment Agreement, dated August 6, 2013 (the “Assignment Agreement”), with Shah Investor LP (“Shah Investor”). Mahendra Shah, Ph.D., who has served on the Company’s board of directors since March 2019, is the managing partner of Shah Investor. Pursuant to the Assignment Agreement, Shah Investor assigned certain intellectual property to Semnur and Semnur agreed to pay Shah Investor a contingent quarterly royalty in the
low-single
digits based on quarterly net sales of any pharmaceutical formulations for local delivery of steroids by injection developed using such intellectual property, which would include
SP-102.
Through December 31, 2022, the Company has made no royalty payments pursuant to the Assignment Agreement.
On January
1
,
2017
, a Transition Services Agreement (“TSA”) was executed between Scilex Pharma and Sorrento. Pursuant to the TSA, Sorrento agreed, at the Company’s request, to provide directly or indirectly certain administrative, financial, legal, tax, insurance, facility, information technology and other services. In addition to the services provided under the TSA, Sorrento retains insurance coverage on behalf of the Company. During the years ended December
31
,
2022
,
2021
, and
2020
the total cost of services and insurance, including an agreed-upon markup, provided to the Company and recognized in general and administrative expenses was $
3.8
 million, $
4.0
 million, and $
2.3
 million, respectively.
On March 18, 2019, the Company entered into a note payable with Sorrento with an initial principal amount of $16.5 million for the acquisition of Semnur. The note is interest bearing at the lesser of (a) 10% simple interest per annum, and (b) the maximum interest rate permitted under law. Interest is due and payable annually. The note payable is payable upon demand and may be prepaid in whole or in part at any time without penalty or premium. During the years ended December 31, 2022, 2021, and 2020 Sorrento made advances to the Company in the amount of $27.5 million, $6.6 million, and $13.7 million respectively, under the note payable. All outstanding related party indebtedness immediately prior to the closing of the Business Combination was converted to equity pursuant to the Debt Exchange Agreement (defined below) and therefore the last day the debt outstanding was November 10, 2022 (see Note 12). The outstanding principal balance of the note on November 10, 2022 and December 31, 2021 was $47.1 million and $19.6 million, respectively, which was recorded under the current related party note payable in the Company’s consolidated balance sheets. As of November 10, 2022 and December 31, 2021, the Company had ending balances resulting from the accrued interest on the note payable of $7.2 million and $3.9 million, respectively, which was recorded under related party payable in the Company’s consolidated balance sheets. The proceeds from the note payable were used to finance the operations of the Company.
On October 5, 2018, Scilex Pharma issued to Sorrento a promissory note in the amount of approximately $21.7 million for certain amounts previously advanced to Scilex Pharma by Sorrento (the “Intercompany Note”). Scilex Pharma may borrow up to an aggregate of $25.0 million of principal amount under the note payable. The promissory note is interest bearing at the lesser of (a) 10% simple interest per annum, and (b) the maximum interest rate permitted under law. All outstanding principal amounts and accrued interest was due upon maturity on August 31, 2026. On October 22, 2018, Sorrento purchased from the Legacy Scilex 24,117,608 shares of the Legacy Scilex Common Stock in exchange for the repayment of $21.7 million of indebtedness under this promissory note. During the years ended December 31, 2022, 2021, and 2020, Sorrento made advances to Scilex Pharma in the amount of $0, $8.1 million, and $10.3 million respectively, under the promissory note. As of November 10, 2022 and December 31, 2021, the Company had ending balances resulting from the accrued interest on the note payable of $5.1 million and $3.1 million, respectively, which was recorded under related party payable in the Company’s consolidated balance sheets. As of November 10, 2022 and December 31, 2021, Scilex Pharma’s outstanding principal balance under the promissory note was $23.5 million, which was recorded under the non-current
related party note payable in the Company’s consolidated balance sheets.
The Company received $35.0 million in February 2022 to fund the payment of Scilex Pharma Notes as described in Note 7. The $35.0 million received in February 2022 was due no earlier than February 2030 and was recorded under the non-current
related party note payable in the Company’s consolidated balance sheets as of November 10, 2022.
Additional funding received from Sorrento was due on demand and recorded under the related party payable in the Company’s consolidated balance sheets. As of November 10, 2022, related party payables due to Sorrento included $61.7 million to cover working capital requirements, $100.0 million for repurchases of Scilex Pharma Notes, and $18.2 million for litigation fees (see Note 7). As of December 31, 2021, related party payables due to Sorrento consisted of $35.7 million to cover working capital requirements, $51.0 million for repurchases of
Scilex Pharma Notes, and $6.0 million to pay litigation fees. As of December 31, 2022, the Company had a $1.8 million related party receivable from Sorrento related to certain invoices paid on behalf of Sorrento, which was fully reserved (see Note 14).
On May 12, 2022, the Company entered into the Bill of Sale, with Sorrento (see Note 3). Pursuant to the Bill of Sale, the Company assumed all of Sorrento’s rights, liabilities and obligations under Aardvark Asset Purchase Agreement. The Company issued the 2022 Promissory Note to Sorrento as consideration transferred. The 2022 Promissory Note matures seven years from the date of issuance and bears interest at the rate equal to the lesser of (a) 2.66% simple interest per annum and (b) the maximum interest rate permitted under law. As of November 10, 2022, the outstanding balance, net of discount, under the 2022 Promissory Note was $4.2 million, which was recorded under the non-current
related party note payable in the Company’s consolidated balance sheets.
Debt Exchange Agreement
On September 12, 2022, the Company and Scilex Pharma entered into a Contribution and Satisfaction of Indebtedness Agreement (the “Debt Exchange Agreement”) with Sorrento, pursuant to which (i) Sorrento shall contribute to the Company all amounts (including accrued interest thereon, if any) for certain loans and other amounts provided by Sorrento to the Company that remain outstanding as of immediately prior to the closing of the Business Combination (the “Aggregate Outstanding Amount” or “Outstanding Indebtedness”), including with respect to the Scilex Pharma Notes, an intercompany promissory note issued by Scilex Pharma to Sorrento in the amount of approximately $27.5 million for certain amounts previously advanced to Scilex Pharma by Sorrento, and the other notes payable to Sorrento described above (see Note 7), in exchange for the issuance by the Company to Sorrento of Preferred Stock of the Company, (ii) the Company shall contribute to Scilex Pharma the portion of such Outstanding Indebtedness that is owed by Scilex Pharma to Sorrento as a contribution of capital for no consideration, and (iii) upon the occurrence of the events described in clauses (i) and (ii), the Aggregate Outstanding Amount and the Outstanding Indebtedness shall be satisfied in full.
Pursuant to the terms of the Debt Exchange Agreement effective as of immediately prior to, and contingent upon, the closing of the Business Combination, Sorrento elected to contribute the Outstanding Indebtedness to the Company in exchange for the issuance by the Company to Sorrento of that number of shares of preferred stock, par value $0.0001 per share, of the Company (subject to adjustment for recapitalizations, stock splits, stock dividends and similar transactions) (the “Exchange Shares” and such transaction, the “Debt Contribution”) that is equal to (i) the Aggregate Outstanding Amount plus the amount equal to 10% of the Aggregate Outstanding Amount divided by (ii) $11.00 (rounded up to the nearest whole share); provided, that in no event would the Aggregate Outstanding Amount exceed $ 310,000,000.
On November 10, 2022, all existing related party indebtedness between Scilex, Scilex Pharma, and Sorrento totaling $290.6 million was converted into equity interests in the Company in connection with the consummation of the Business Combination and pursuant to the terms of the Debt Exchange Agreement. This amount was converted to 29,057,097 shares of Scilex Preferred Stock and 2,905,710 shares of the Company’s Common Stock.